Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiaries
Schedule of subsidiaries
				Method used
	Country of	Percentage	Percentage	to account for
Company name	incorporation	shareholding	voting power	investment
Motif BioSciences Inc.	Delaware, USA	100%	100%	Consolidation